DEBT - Convertible Notes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 05, 2019 USD ($) $ / shares	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)
Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative					$ (3,610,905)			$ (1,623,009)
Change in Control feature
Debt
Fair value of embedded derivative								(118,213)
Convertible Notes
Debt
Note Principal Amount						$ 1,450,000		7,300,400
Debt issuance costs						(85,233)		(103,925)
Carrying amount						879,506		$ 3,790,564
Interest rate (as a percent)	5.00%		5.00%					5.00%
Redemption multiple upon default	1.5		1.5					1.5
Conversion price per share (USD per share) | $ / shares					$ 4.165
Accretion of debt discount	$ 36,827	$ 1,146,217	$ 502,013	$ 1,876,773
Convertible Notes | Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative						(456,675)		$ (3,293,115)
Convertible Notes | Change in Control feature
Debt
Fair value of embedded derivative						(28,586)		(112,796)
Convertible Notes | Board members
Debt
Note Principal Amount	$ 100,000		$ 100,000					3,350,000
Convertible Note - January 2018
Debt
Note Principal Amount										$ 5,000,000
Debt issuance costs										(35,969)
Carrying amount										2,306,320
Equity financing proceeds that triggers conversion										$ 15,000,000
Conversion price discount per original agreement (as a percent)										30.00%
Convertible Note - January 2018 | Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative										$ (2,579,074)
Convertible Note - January 2018 | Change in Control feature
Debt
Fair value of embedded derivative										$ (78,637)
Convertible Note - June 2018
Debt
Note Principal Amount		1,000,000		1,000,000
Debt issuance costs		(3,000)		(3,000)
Carrying amount		272,784		272,784
Equity financing proceeds that triggers conversion		$ 15,000,000		$ 15,000,000
Conversion price discount per original agreement (as a percent)		30.00%		30.00%
Convertible Note - June 2018 | Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative		$ (714,041)		$ (714,041)
Convertible Note - June 2018 | Change in Control feature
Debt
Fair value of embedded derivative		$ (10,175)		$ (10,175)
Convertible Note - November 2018
Debt
Note Principal Amount									$ 1,150,400
Debt issuance costs									(50,646)
Carrying amount									1,078,627
Equity financing proceeds that triggers conversion									$ 4,000,000
Conversion price discount per original agreement (as a percent)									0.00%
Convertible Note - November 2018 | Change in Control feature
Debt
Fair value of embedded derivative									$ (21,127)
Convertible Note - December 2018
Debt
Note Principal Amount								150,000
Debt issuance costs								(14,310)
Carrying amount								132,833
Equity financing proceeds that triggers conversion								$ 4,000,000
Conversion price discount per original agreement (as a percent)								0.00%
Convertible Note - December 2018 | Change in Control feature
Debt
Fair value of embedded derivative								$ (2,857)
Convertible Note - January 2019
Debt
Note Principal Amount							$ 450,000
Debt issuance costs							(29,358)
Carrying amount							237,760
Equity financing proceeds that triggers conversion							$ 10,000,000
Conversion price discount per original agreement (as a percent)							15.00%
Convertible Note - January 2019 | Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative							$ (172,227)
Convertible Note - January 2019 | Change in Control feature
Debt
Fair value of embedded derivative							$ (10,655)
Convertible Note - February 2019
Debt
Note Principal Amount						1,000,000
Debt issuance costs						(55,875)
Carrying amount						641,746
Equity financing proceeds that triggers conversion						$ 10,000,000
Conversion price discount per original agreement (as a percent)						15.00%
Convertible Note - February 2019 | Convertible Debt, Conversion Feature
Debt
Fair value of embedded derivative						$ (284,448)
Convertible Note - February 2019 | Change in Control feature
Debt
Fair value of embedded derivative						$ (17,931)